VESSELS AND OTHER FIXED ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost
Balance	$ 544,976	$ 645,967	$ 407,760
Business combination			143,808
Additions	985	7,703	86,335
Transfer from Vessels Under Construction		117,905	44,025
Transfer to assets held for sale		(120,638)
Disposals			(35,670)
Disposals - Discontinued operations	(485,776)	(105,753)
Transfers from Vessels to Leased Vessels			(291)
Loss on sale and leaseback		(208)
Balance	60,185	544,976	645,967
Accumulated Depreciation and Amortization
Balance	(275,457)	(190,551)	(154,645)
Depreciation and Amortization for the year	(5,989)	(38,261)	(30,169)
Impairment loss (Note 3)	(5,911)	(103,775)	(15,662)
Transfer to assets held for sale		34,556
Accumulated Depreciation of Leasedback Vessels			8,104
Disposals - Discontinued operations	264,675	22,574	1,821
Balance	(22,682)	(275,457)	(190,551)
Net Book Value	37,503	269,519	455,416	253,115
Vessels [Member]
Cost
Balance	433,483	548,817	400,660
Business combination			143,050
Additions	0	863	82,711
Transfer from Vessels Under Construction		79,197	44,025
Transfer to assets held for sale		(92,600)
Disposals			(34,338)
Disposals - Discontinued operations	(376,517)	(102,794)
Transfers from Vessels to Leased Vessels			(87,291)
Loss on sale and leaseback		0
Balance	56,966	433,483	548,817
Accumulated Depreciation and Amortization
Balance	(238,502)	(184,640)	(152,607)
Depreciation and Amortization for the year	(5,168)	(26,497)	(26,139)
Impairment loss (Note 3)	(5,075)	(68,185)	(15,662)
Transfer to assets held for sale		20,672
Accumulated Depreciation of Leasedback Vessels			8,104
Disposals - Discontinued operations	228,294	20,148	1,664
Balance	(20,451)	(238,502)	(184,640)
Net Book Value	36,515	194,981	364,177	248,053
Leased Vessels [Member]
Cost
Balance	101,500	87,000	0
Business combination			0
Additions	0	0	0
Transfer from Vessels Under Construction		38,708	0
Transfer to assets held for sale		(24,000)
Disposals			0
Disposals - Discontinued operations	(101,500)	0
Transfers from Vessels to Leased Vessels			87,000
Loss on sale and leaseback		(208)
Balance	0	101,500	87,000
Accumulated Depreciation and Amortization
Balance	(28,474)	(841)	0
Depreciation and Amortization for the year	(209)	(8,068)	(841)
Impairment loss (Note 3)	0	(30,497)	0
Transfer to assets held for sale		10,932
Accumulated Depreciation of Leasedback Vessels			0
Disposals - Discontinued operations	28,683	0	0
Balance	0	(28,474)	(841)
Net Book Value	0	73,026	86,159	0
Dry Docking and Special Survey [Member]
Cost
Balance	8,969	9,316	7,100
Business combination			0
Additions	985	6,650	3,548
Transfer from Vessels Under Construction		0	0
Transfer to assets held for sale		(4,038)
Disposals			(1,332)
Disposals - Discontinued operations	(7,759)	(2,959)
Transfers from Vessels to Leased Vessels			0
Loss on sale and leaseback		0
Balance	2,195	8,969	9,316
Accumulated Depreciation and Amortization
Balance	(7,761)	(4,662)	(2,038)
Depreciation and Amortization for the year	(428)	(3,384)	(2,781)
Impairment loss (Note 3)	(836)	(5,093)	0
Transfer to assets held for sale		2,952
Accumulated Depreciation of Leasedback Vessels			0
Disposals - Discontinued operations	7,698	2,426	157
Balance	(1,327)	(7,761)	(4,662)
Net Book Value	868	1,208	4,654	5,062
Other Fixed Assets [Member]
Cost
Balance	1,024	834	0
Business combination			758
Additions	0	190	76
Transfer from Vessels Under Construction		0	0
Transfer to assets held for sale		0
Disposals			0
Disposals - Discontinued operations	0	0
Transfers from Vessels to Leased Vessels			0
Loss on sale and leaseback		0
Balance	1,024	1,024	834
Accumulated Depreciation and Amortization
Balance	(720)	(408)	0
Depreciation and Amortization for the year	(184)	(312)	(408)
Impairment loss (Note 3)	0	0	0
Transfer to assets held for sale		0
Accumulated Depreciation of Leasedback Vessels			0
Disposals - Discontinued operations	0	0	0
Balance	(904)	(720)	(408)
Net Book Value	$ 120	$ 304	$ 426	$ 0